Retirement Benefits	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits

9. Retirement Benefits

Pension Plans

A significant number of employees of the Company and its subsidiaries participate in the Company's defined benefit plans or retirement/termination indemnity plans.

The following table provides a reconciliation of the changes in the plans' benefit obligation and fair value of assets for the years ended December 31, 2012 and 2011 and a statement of the funded status as of December 31, 2012 and 2011:

	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Total accumulated benefit obligation at December 31,	$1,068	$4,730	$891	$1,278	$4,518	$757

Change in benefit obligation:
Benefit obligations at beginning of period	$1,284	$4,518	$803	$1,159	$4,381	$760
Service cost	4	-	19	4	-	19
Interest cost	59	215	38	62	243	41
Plan amendments	-	-	1	-	-	-
Actuarial loss	92	177	124	121	235	68
Foreign currency exchange rate changes	-	211	23	-	(12)	(25)
Curtailment/Settlement (gain) loss	(311)	(74)	(3)	-	(40)	-
Net transfer in / (out)	-	-	1	-	-	(10)
Benefits paid	(55)	(317)	(51)	(62)	(289)	(50)
Benefit obligations at December 31,	1,073	4,730	955	1,284	4,518	803

Change in plan assets:
Fair value of plan assets at beginning of period	957	5,434	278	927	4,827	297
Actual return on plan assets, less plan expense	139	210	20	10	920	(1)
Foreign currency exchange rate changes	-	251	7	-	(32)	(6)
Company contributions	74	48	49	82	48	44
Settlements	(311)	(74)	-	-	(40)	-
Acquisitions / (Divestitures)	-	-	-	-	-	(6)
Benefits paid	(55)	(317)	(51)	(62)	(289)	(50)
Fair value of plan assets at December 31,	804	5,552	303	957	5,434	278
Funded status at December 31,	$(269)	$822	$(652)	$(327)	$916	$(525)

In the fourth quarter of 2012, approximately 21,000 retired and deferred vested participants in the Company's U.S. salaried pension plan were offered a one-time lump sum payment opportunity. Approximately 50% of the participants accepted the offer, resulting in lump sum payments of $298 million which were paid from plan assets. This transaction resulted in a settlement loss of approximately $88 million. Participants who did not accept the lump sum offer will continue to be eligible to receive annuity payments in accordance with the terms of the plan.

In 2012 and 2011, obligations relating to a certain group of deferred vested participants were settled in the U.K. resulting in a reduction in the obligations through payments of $74 million and $40 million, respectively.

The following table provides the amounts recognized in the consolidated balance sheets:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Non-current assets	$-	$822	$1	$-	$916	$2
Current liabilities	-	-	(24)	-	-	(23)
Long-term liabilities	(269)	-	(629)	(327)	-	(504)
Net amount recognized	$(269)	$822	$(652)	$(327)	$916	$(525)

The pre-tax amounts recognized in accumulated other comprehensive earnings (losses) consist of:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Prior service benefit (cost)	$-	$-	$(3)	$(2)	$-	$(3)
Net gain (loss)	(314)	(153)	(281)	(391)	140	(160)
Accumulated other comprehensive earnings (loss)	$(314)	$(153)	$(284)	$(393)	$140	$(163)

Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Projected benefit obligation	$1,073	$914	$1,284	$766
Accumulated benefit obligation	1,068	850	1,278	720
Fair value of assets	804	260	957	239

The following table provides the components of net pension cost (income) and other amounts recognized in other comprehensive (earnings) loss for the Company's defined benefit pension plans and defined contribution plans:

	Years Ended December 31,
	2012			2011			2010
			Rest of			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World	U.S.	U.K.	World

	(Dollars in millions)
Net pension cost (income)
Defined benefit plans:
Service cost	$4	$-	$19	$4	$-	$19	$6	$-	$18
Interest cost	59	215	38	62	243	41	63	250	39
Expected return on plan assets	(80)	(328)	(20)	(78)	(343)	(20)	(77)	(327)	(21)
Curtailment/Settlement (gain) loss	92	-	2	-	-	-	(26)	1	(1)
Amortization of prior service (benefit) cost	2	-	-	2	-	1	(5)	-	-
Amortization of net (gain) loss	19	-	9	1	-	3	-	-	2
Defined benefit plans	96	(113)	48	(9)	(100)	44	(39)	(76)	37
Defined contribution plans cost	22	3	16	21	1	16	12	-	12
Net pension cost (income)	118	(110)	64	12	(99)	60	(27)	(76)	49

Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss
Prior service (benefit) cost	-	-	1	-	-	-	35	-	1
Net (gain) loss	33	293	132	188	(329)	83	68	(116)	(16)
Amortization or curtailment recognition of prior service benefit (cost)	(2)	-	(1)	(2)	-	(1)	5	-	-
Amortization or settlement recognition of net gain (loss)	(110)	-	(11)	(1)	-	(3)	-	-	(2)
Total recognized in other comprehensive (earnings) loss	(79)	293	121	185	(329)	79	108	(116)	(17)
Total recognized net pension (income) cost and other comprehensive (earnings) loss	$39	$183	$185	$197	$(428)	$139	$81	$(192)	$32

During the year ended December 31, 2010, the Company recorded a gain of $35 million related to the curtailment of the U.S. salaried pension plan, partially offset by a $9 million loss on settlement of certain supplemental retirement plans in the U.S.

The estimated amounts that will be amortized from accumulated other comprehensive earnings over the next fiscal year are as follows:

	Year Ending
	December 31, 2013
		Rest of
	U.S.	World

	(Dollars in millions)
Prior service (benefit) cost	$-	$1
Net (gain) loss	27	18
Total	$27	$19

Plan Assumptions. The weighted-average assumptions used to determine net periodic benefit cost were:

	Years Ended December 31,
	2012			2011			2010
			Rest of			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World	U.S.	U.K.	World

Discount rate	4.75%	4.75%	4.82%	5.50%	5.50%	5.44%	6.00%	5.75%	5.27%
Expected long-term return on plan assets	7.75%	6.25%	6.50%	8.00%	6.50%	6.36%	8.36%	6.50%	6.69%
Rate of increase in compensation levels	4.76%	N/A	2.92%	4.78%	N/A	2.89%	4.00%	N/A	2.84%

To develop the expected long-term rate of return on assets assumption, the Company considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocation of the pension portfolio. In 2009, the U.K. pension plan was closed to future benefits, therefore the rate of increase in compensation was not applicable in determining the net period benefit cost for 2012, 2011 and 2010, nor in determining the benefit obligation as of December 31, 2012 and 2011.

The weighted-average assumptions used to calculate the benefit obligations were:

	As of December 31,
	2012			2011
			Rest of			Rest of
	U.S.	U.K.	World	U.S.	U.K.	World

Discount rate	4.00%	4.25%	3.90%	4.75%	4.75%	4.82%
Rate of increase in compensation levels	5.00%	N/A	2.90%	4.76%	N/A	2.92%

Plan Assets. The U.S. and U.K. plan assets represent approximately 95% of the total plan assets of defined benefit plans. All remaining assets are deemed immaterial and not reflected below.

The goals and investment objectives of the asset strategy are to ensure that there is an adequate level of assets to meet benefit obligations to participants and retirees over the life of the participants and maintain liquidity in the plan's assets sufficient to cover current benefit obligations. Risk is managed by investing in a broad range of asset classes and the use of liability matching derivative instruments. Within the asset classes, investments are made in a broad range of individual securities. There are no equity securities of the Company in the equity asset category.

The investment policy for the U.K. pension plan is based on a low volatility and risk asset allocation that targets a sufficient level of return to meet benefit payments as they become due over the long term. The investment policy includes a significant allocation to a liability driven cash-flow matching strategy which also includes a substantial interest rate and inflation hedging program. The remaining assets are invested mainly in physical and synthetic equities (with a degree of protection from downside risk), a range of U.K., U.S. and other credit opportunities (including asset backed securities) and property to achieve a diversified real return to meet the expected future liability outflows.

In 2011, the existing U.S. investment policy was realigned similar to the U.K. investment policy. The objective of this change was to maintain the expected return on assets while allocating assets in line with a liability driven investment philosophy. The new allocation replaced equity holdings with structured equity derivatives allowing for assets to be re-invested in liability matching fixed income securities. Additional downside equity protection was put in place, significantly reducing volatility. Previously the U.S. pension plan sought a target allocation of 60% in equity investments and 40% in fixed income investments.

As of December 31, 2012, the investment policy resulted in an asset allocation for all plans of 69% in fixed income investments, 14% in equity and structured equity investments, 4% in real estate, 13% in cash and other investments. Equity investments include investments in large-cap and mid-cap companies and mutual funds located throughout the world. Structured equity investments include equity option “collar” structures which reduce the outright exposure to falls in the levels of underlying equity markets. Fixed income securities include government bonds, corporate bonds of companies from diversified industries, asset backed securities and collateral assets held in government bonds for structured equity holdings. Real estate includes investments in real estate and funds that invest in real estate. Cash and other investments primarily include cash held by the plan, U.K. government treasuries and certain types of derivative instruments including interest rate and inflation swaps that are utilized to manage risks associated with the assets held by the plan.

The fair value of the Company's U.S. and U.K. pension plan assets is accounted for in accordance with ASC 820, “Fair Value Measurements and Disclosures,” which prioritizes the inputs to valuation techniques used to measure fair value into a three-level hierarchy (see Note 10). The fair value of these pension plan assets, by asset category, is as follows:

	As of December 31,
	2012			2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

	(Dollars in millions)
Cash and cash equivalents	$873	$-	$-	$938	$-	$-
Fixed income investments:
Corporate bonds	1,923	-	-	1,687	-	-
U.K. government guaranteed bonds	1,728	-	-	2,148	-	-
Collateral assets for structured equity holdings	231	-	-	212	-	-
Asset backed securities	-	502	-	-	-	-
Interest rate and inflation swaps, net	-	-	-	-	504	-
Equities:
Common stock	349	-	-	3	-	-
Structured equity holdings	-	574	-	-	685	-
Real estate	-	228	-	-	272	-
Other	-	(52)	-	-	(58)	-
Total assets at fair value	$5,104	$1,252	$-	$4,988	$1,403	$-

Contributions. In 2013, the Company's minimum expected funding is approximately $50 million for U.S. pension plans (subject to reduction based on application of 2012 discretionary payments), $48 million for the U.K. pension plan and approximately $52 million for pension plans in the rest of the world. However, the Company may, at its discretion, make additional contributions.

Expected Future Pension Benefit Payments. The following pension benefit payments, which reflect current obligations and expected future service, as appropriate, are expected to be paid from the underlying plans to the participants:

	U.S.	U.K.	Rest of World

Years Ending December 31,	(Dollars in millions)
2013	$52	$264	$49
2014.	53	262	46
2015	78	261	47
2016	55	260	49
2017	56	263	49
2018 - 2021	287	1,312	268

Other Benefits. The Company also sponsors qualified defined contribution pension plans covering employees at certain operations and an unfunded non-qualified defined contribution plan for a select group of highly compensated employees. These plans allow participants to defer compensation, and generally provide employer matching contributions.

Restructuring Curtailments. For the year ended 2010, the Company recorded curtailment gains as a result of the headcount reductions that were undertaken, and the corresponding reduction of pension benefit obligations to those employees. Such curtailments are reflected in restructuring charges in the accompanying consolidated statement of earnings (see Note 13).

Postretirement Benefits Other Than Pensions (“OPEB”)

The Company provides health care and life insurance benefits for a substantial number of its retired employees in the United States and Canada, and for certain future retirees. The health care plans provide for the sharing of costs, in the form of retiree contributions, deductibles and coinsurance. Life insurance benefits are generally noncontributory. The Company's policy is to fund the cost of postretirement health care and life insurance benefits as those benefits become payable.

The following table provides a reconciliation of the changes in the plans' benefit obligation and fair value of assets during the years ended December 31, 2012 and December 31, 2011, and a statement of the funded status of the programs as of December 31, 2012 and 2011:

	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Change in benefit obligation:
Benefit obligations at beginning of period	$357	$105	$396	$99
Service cost	1	1	1	1
Interest cost	16	5	20	5
Actuarial (gain) loss	(6)	(7)	67	13
Foreign currency exchange rate changes	-	3	-	(3)
Plan amendments	-	3	(91)	-
Curtailment / settlement gain	(1)	-	-	(3)
Plan participant contributions	1	-	3	-
Benefits paid	(38)	(7)	(39)	(7)
Benefit obligations at December 31,	330	103	357	105

Change in plan assets:
Fair value of plan assets at beginning of period	-	-	-	-
Company contributions	37	7	36	8
Plan participant contributions	1	-	3	-
Settlements	-	-	-	(1)
Benefits paid	(38)	(7)	(39)	(7)
Fair value of plan assets at December 31,	-	-	-	-
Funded status at December 31,	$(330)	$(103)	$(357)	$(105)

The following table provides the amounts recognized in the consolidated balance sheets:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Current liabilities	$(30)	$(7)	$(35)	$(6)
Long-term liabilities	(300)	(96)	(322)	(99)
Total amount recognized	$(330)	$(103)	$(357)	$(105)

The pre-tax amounts recognized in accumulated other comprehensive earnings (losses) consist of:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Prior service benefit (cost)	$146	$26	$198	$35
Net gain (loss)	(33)	(9)	(34)	(17)
Accumulated other comprehensive earnings (loss)	$113	$17	$164	$18

The following table provides the components of net postretirement benefit (income) cost and other amounts recognized in other comprehensive (earnings) loss for the plans.

	Years Ended December 31,
	2012		2011		2010
		Rest of		Rest of		Rest of
	U.S.	World	U.S.	World	U.S.	World

	(Dollars in millions)
Net postretirement benefit (income) cost:
Service cost	$1	$1	$1	$1	$1	$1
Interest cost	16	5	20	5	23	6
Curtailment/Settlement (gain) loss	(36)	-	-	(2)	(3)	(5)
Amortization of prior service (benefit) cost	(22)	(7)	(15)	(6)	(15)	(6)
Amortization of net (gain) loss	-	1	(4)	-	(5)	-
Net postretirement benefit (income) cost	(41)	-	2	(2)	1	(4)

Other changes in plan assets and benefit obligations recognized in other comprehensive (earnings) loss:
Prior service (benefit) cost	-	3	(89)	1	(6)	(2)
Net (gain) loss	(6)	(8)	65	12	8	(5)
Amortization or curtailment recognition of prior service benefit (cost)	51	6	15	6	15	6
Amortization or settlement recognition of net gain (loss)	6	(1)	4	-	5	-
Total recognized in other comprehensive (earnings) loss	51	-	(5)	19	22	(1)
Total recognized net postretirement benefit (income) cost and other comprehensive (earnings) loss	$10	$-	$(3)	$17	$23	$(5)

Curtailments and Settlements. The Company recorded settlement gains during the year ended December 31, 2012 of approximately $36 million related to the termination of retiree medical benefits for certain salaried and hourly employees. During the years ended December 31, 2011 and 2010, the Company recorded settlement gains of approximately $2 million and $8 million, respectively, related to retiree medical buyouts.

The estimated amounts that will be amortized from accumulated other comprehensive earnings over the next fiscal year are as follows:

	Year Ending
	December 31, 2013
		Rest of
	U.S.	World

	(Dollars in millions)
Prior service (benefit) cost	$(17)	$(6)
Net actuarial (gain) loss	1	1
Total	$(16)	$(5)

Plan Assumptions. The weighted-average assumptions used to determine net postretirement benefit (income) cost were:

	Years Ended December 31,
	2012		2011		2010
		Rest of		Rest of		Rest of
	U.S.	World	U.S.	World	U.S.	World

Discount rate	4.75%	4.50%	5.50%	5.50%	6.00%	5.75%

The discount rate and assumed health care cost trend rates used in the measurement of the benefit obligation as of the applicable measurement dates were:

	As of December 31,
	2012		2011
		Rest of		Rest of
	U.S.	World	U.S.	World

Discount rate	4.00%	4.00%	4.75%	4.50%
Initial health care cost trend rate at end of year	7.00%	4.00%	7.00%	7.00%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%	5.00%
Year in which ultimate rate is reached	2017	2017	2018	2015

A one-percentage-point change in the assumed health care cost trend rate would have had the following effects:

	One-Percentage-Point
	Increase		Decrease
		Rest of		Rest of
	U.S.	World	U.S.	World

	(Dollars in millions)
Effect on total of service and interest cost components for the year ended December 31, 2012	$1	$1	$(1)	$(1)
Effect on postretirement benefit obligation as of measurement date	$20	$9	$(18)	$(8)

Contributions. The Company funds its OPEB obligations on a pay-as-you-go basis. In 2013, the Company expects to contribute approximately $38 million to its OPEB plans.

Expected Future Postretirement Benefit Payments. The following postretirement benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	U.S.	Rest of World

Years Ending December 31,	(Dollars in millions)
2013	$31	$7
2014	30	6
2015	29	6
2016	28	6
2017	26	6
2018 -2021	112	32